PRINCIPAL RISKS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
PRINCIPAL RISKS
Cost of purchased materials	¥ 3,198,552	$ 501,923	¥ 1,995,380	¥ 1,623,324
Credit risk | PRC
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	3,402,915		4,902,826	5,358,181	$ 533,991
Credit risk | Outside PRC
PRINCIPAL RISKS
Cash and cash equivalents and short-term investments	¥ 3,074,721				$ 482,491	$ 23,478	$ 1,098
Supplier A | Total cost of purchased materials
PRINCIPAL RISKS
Cost of purchased materials			196,886	¥ 265,014
Supplier D | Total cost of purchased materials
PRINCIPAL RISKS
Cost of purchased materials			¥ 194,838
Economic risk
PRINCIPAL RISKS
Minimum term of PRC government's economic reform policies (in years)	20 years	20 years
Foreign currency exchange rate risk
PRINCIPAL RISKS
(Depreciation) / Appreciation of US$ against RMB	(2.30%)	(2.30%)	(6.30%)	1.30%